Non-Financial Assets and Liabilities - Schedule of Inventories and Employee Benefit Obligations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)	$ 199,893	$ 809,030
Work in progress	433,051	683,850
Finished goods (Travelan and Protectyn)	1,140,050	610,020
Other inventories	35	150,993
Total inventories	1,773,029	2,253,893
Leave obligations	249,105	274,557
Performance bonus	165,120	256,619
Total employee benefit obligations	414,225	531,176
Current [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)	199,227	139,745
Work in progress	433,051	683,850
Finished goods (Travelan and Protectyn)	1,140,050	610,020
Other inventories	35	150,993
Total inventories	1,772,363	1,584,608
Leave obligations	226,383	265,952
Performance bonus	165,120	256,619
Total employee benefit obligations	391,503	522,571
Non- Current [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)	666	669,285
Work in progress
Finished goods (Travelan and Protectyn)
Other inventories
Total inventories	666	669,285
Leave obligations	22,722	8,605
Performance bonus
Total employee benefit obligations	$ 22,722	$ 8,605